UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First

Stamford, CT 06902

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-721-1926

Date of fiscal year end:  August 31

Date of reporting period: February 29, 2020

ITEM 1.REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 29, 2020

U.S. Treasury Obligations Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 97.9%
U.S. Treasury Bills — 36.5%
U.S. Treasury Bills	1.396%	3/10/20	$50,000,000	$49,981,062	(a)
U.S. Treasury Bills	1.815%	3/19/20	30,000,000	29,972,003	(a)
U.S. Treasury Bills	1.533%	3/26/20	40,000,000	39,956,806	(a)
U.S. Treasury Bills	1.591%	4/9/20	50,000,000	49,913,834	(a)
U.S. Treasury Bills	1.540%	4/23/20	25,000,000	24,943,688	(a)
U.S. Treasury Bills	1.543%	5/7/20	25,000,000	24,928,999	(a)
U.S. Treasury Bills	1.558%	5/21/20	30,000,000	29,896,286	(a)
U.S. Treasury Bills	1.590%	6/4/20	30,000,000	29,876,104	(a)
Total U.S. Treasury Bills				279,468,782
U.S. Treasury Notes — 15.0%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.033%)	1.544%	4/30/20	25,000,000	24,995,020	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.043%)	1.554%	7/31/20	15,000,000	14,999,838	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.045%)	1.556%	10/31/20	20,000,000	20,000,266	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.115%)	1.626%	1/31/21	15,000,000	14,999,922	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.139%)	1.650%	4/30/21	20,000,000	20,000,888	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.300%)	1.811%	10/31/21	20,000,000	20,037,843	(b)
Total U.S. Treasury Notes				115,033,777
Repurchase Agreements — 46.4%
Bank of America tri-party repurchase agreement dated 2/28/20; Proceeds at maturity — $25,003,229; (Fully collateralized by a U.S. Treasury Note, 1.875% due 6/30/26; Market value — $25,500,021)	1.550%	3/2/20	25,000,000	25,000,000
Bank of America tri-party repurchase agreement dated 2/28/20; Proceeds at maturity — $30,003,975; (Fully collateralized by a U.S. Treasury Bond, 4.250% due 5/15/39; Market value — $30,600,141)	1.590%	3/2/20	30,000,000	30,000,000
Barclays Capital Inc. tri-party repurchase agreement dated 2/28/20; Proceeds at maturity — $50,006,625; (Fully collateralized by a U.S. Treasury Bond, 3.375% due 5/15/44; Market value — $51,000,001)	1.590%	3/2/20	50,000,000	50,000,000

See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 29, 2020

U.S. Treasury Obligations Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 2/28/20; Proceeds at maturity — $50,006,583; (Fully collateralized by various U.S. government obligations, 0.500% to 3.625% due 5/15/21 to 2/15/44; Market value — $51,006,756)	1.580%	3/2/20	$50,000,000	$50,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/28/20; Proceeds at maturity — $50,006,625; (Fully collateralized by a U.S. Treasury Bond Inflation Indexed, 0.125% due 4/15/21; Market value — $51,000,532)	1.590%	3/2/20	50,000,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 2/28/20; Proceeds at maturity — $50,006,542; (Fully collateralized by various U.S. government obligations, 0.000% to 8.125% due 3/3/20 to 5/15/48; Market value — $51,000,026)	1.570%	3/2/20	50,000,000	50,000,000
Royal Bank of Canada tri-party repurchase agreement dated 2/28/20; Proceeds at maturity— $50,006,542; (Fully collateralized by various U.S. government obligations, 1.250% to 2.125% due 7/15/20 to 8/15/21; Market value — $51,000,072)	1.570%	3/2/20	50,000,000	50,000,000
Toronto Dominion Bank NY tri-party repurchase agreement dated 2/28/20; Proceeds at maturity — $50,006,583; (Fully collateralized by a U.S. Treasury Note, 2.750% due 2/15/28; Market value — $51,000,045)	1.580%	3/2/20	50,000,000	50,000,000
Total Repurchase Agreements				355,000,000
Total Investments — 97.9% (Cost — $749,502,559#)				749,502,559
Other Assets in Excess of Liabilities — 2.1%				16,115,849
Total Net Assets — 100.0%				$765,618,408

(a)	Rate shown represents yield-to-maturity.
(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24	U.S. Treasury Obligations Portfolio 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 29, 2020

Assets:
Investments, at value	$394,502,559
Repurchase agreements, at value	355,000,000
Cash	15,941,755
Interest receivable	195,077
Total Assets	765,639,391

Liabilities:
Trustees’ fees payable	2,788
Accrued expenses	18,195
Total Liabilities	20,983
Total Net Assets	$765,618,408

Represented by:
Paid-in capital	$765,618,408

See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2020 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended February 29, 2020

Investment Income:
Interest	$6,704,252

Expenses:
Fund accounting fees	32,051
Custody fees	30,765
Audit and tax fees	20,151
Legal fees	17,468
Trustees’ fees	14,153
Interest expense	206
Miscellaneous expenses	11,962
Total Expenses	126,756
Less: Fee waivers and/or expense reimbursements (Note 2)	(5,016)
Net Expenses	121,740
Net Investment Income	6,582,512
Net Realized Loss on Investments	(1,958)
Increase in Net Assets From Operations	$6,580,554

See Notes to Financial Statements.

26	U.S. Treasury Obligations Portfolio 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 29, 2020 (unaudited) and the Year Ended August 31, 2019	2020	2019

Operations:
Net investment income	$6,582,512	$14,988,686
Net realized loss	(1,958)	(460)
Increase in Net Assets From Operations	6,580,554	14,988,226
Capital Transactions:
Proceeds from contributions	683,944,084	1,430,969,537
Value of withdrawals	(658,672,519)	(1,294,858,074)
Increase in Net Assets From Capital Transactions	25,271,565	136,111,463
Increase in Net Assets	31,852,119	151,099,689
Net Assets:
Beginning of period	733,766,289	582,666,600
End of period	$765,618,408	$733,766,289

See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2020 Semi-Annual Report	27

Financial highlights

For the years ended August 31, unless otherwise noted:

	2020[1]	2019	2018	2017	2016	2015
Net assets, end of period (millions)	$766	$734	$583	$705	$694	$710
Total return[2]	0.85%	2.31%	1.45%	0.59%	0.26%	0.05%
Ratios to average net assets: Gross expenses	0.03%[3]	0.03%	0.04%	0.04%	0.03%	0.03%
Net expenses[4]	0.033,5	0.03	0.04	0.04	0.03	0.03 [5]
Net investment income	1.713	2.29	1.40	0.59	0.27	0.05

[1]	For the six months ended February 29, 2020 (unaudited).
[2]	Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[3]	Annualized.
[4]	The investment manager has voluntarily undertaken to limit Portfolio expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.
[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	U.S. Treasury Obligations Portfolio 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

U.S. Treasury Obligations Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2020, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

U.S. Treasury Obligations Portfolio 2020 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical investments

●	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Short-Term Investments†	—	$749,502,559	—	$749,502,559

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both

30	U.S. Treasury Obligations Portfolio 2020 Semi-Annual Report

original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2019, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio does not pay an investment management fee.

Expense amounts may be voluntarily waived and/or reimbursed from time to time.

U.S. Treasury Obligations Portfolio 2020 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

During the six months ended February 29, 2020, fees waived and/or expenses reimbursed amounted to $5,016.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the six months ended February 29, 2020, the Portfolio did not invest in derivative instruments.

4. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Portfolio’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Portfolio’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the investors in the Portfolio for their approval.

32	U.S. Treasury Obligations Portfolio 2020 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 11-12, 2019, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to U.S. Treasury Obligations Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, in which a feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder fund in the Fund: Western Asset Institutional U.S. Treasury Obligations Money Market Fund, a series of Legg Mason Partners Institutional Trust (the “Feeder Fund”). The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

U.S. Treasury Obligations Portfolio	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub- Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other

34	U.S. Treasury Obligations Portfolio

developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for the Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board noted that the Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology used to determine the similarity of the Feeder Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Feeder Fund’s performance against its benchmark and against the Feeder Fund’s peers. In addition, the Board considered the Feeder Fund’s performance in light of overall financial market conditions.

The information comparing the Feeder Fund’s performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as U.S. Treasury

U.S. Treasury Obligations Portfolio	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2019 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee and the actual management fees paid by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Feeder Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Feeder Fund’s contractual management fee (the “Contractual Management Fee”), the actual management fees paid by the Feeder Fund to the Manager (the “Actual Management Fee”) and the Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board noted that the Feeder Fund’s assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also

36	U.S. Treasury Obligations Portfolio

received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Feeder Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of U.S. Treasury money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was above the median and the Actual Management Fee was below the median. The Board noted that the Feeder Fund’s actual total expense ratio was approximately equivalent to the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2020.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and the Feeder Fund that invests in the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Feeder Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund’s assets were not at the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted that the Feeder Fund’s Actual Management Fee was below the median of the expense group.

The Board determined that the management fee structure for the Fund, including breakpoints at the Feeder Fund level, was reasonable.

U.S. Treasury Obligations Portfolio	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Fund’s shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

38	U.S. Treasury Obligations Portfolio

ITEM 2.CODE OF ETHICS.

Not applicable.

ITEM 3.AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.EXHIBITS.

(a) (1) Not applicable.

     Exhibit 99.CODE ETH

     (a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.       Exhibit 99.CERT

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.       Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:/s/ Jane Trust

      Jane Trust

      Chief Executive Officer

Date:April 21, 2020

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/Jane Trust

Jane Trust

Chief Executive Officer

Date:April 21, 2020

By:/s/Christopher Berarducci

Christopher Berarducci

Principal Financial Officer

Date:April 21, 2020